Shareholder Report, Line Graph (Details) - USD ($)	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Nov. 29, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014
FTSE All World Developed Index
Account Value [Line Items]
Account Value	$ 26,748	$ 26,875	$ 25,247	$ 24,601	$ 22,620	$ 20,279	$ 20,977	$ 19,623	$ 18,209	$ 16,521	$ 17,645	$ 21,004	$ 22,140	$ 20,585	$ 20,634	$ 19,165	$ 18,239	$ 15,943	$ 14,753	$ 12,352	$ 15,630	$ 14,361	$ 14,272	$ 13,720	$ 12,212	$ 14,083	$ 13,424	$ 13,213	$ 13,365	$ 12,626	$ 12,026	$ 11,519	$ 10,791		$ 10,591	$ 10,074	$ 9,963	$ 9,974	$ 9,442	$ 10,303	$ 10,254	$ 10,000
FTSE All World Developed Index
Account Value [Line Items]
Account Value	26,748	26,875	25,247	24,601	22,620	20,279	20,977	19,623	18,209	16,521	17,645	21,004	22,140	20,585	20,634	19,165	18,239	15,943	14,753	12,352	15,630	14,361	14,272	13,720	12,212	14,083	13,424	13,213	13,365	12,626	12,026	11,519	10,791		10,591	10,074	9,963	9,974	9,442	10,303	10,254	10,000
FTSE All World Developed Index
Account Value [Line Items]
Account Value	1,267,486	1,273,523	1,196,381	1,165,763	1,071,893	960,970	994,033	929,876	862,880	782,881	836,113	995,312	1,049,119	975,469	977,791	908,153	864,302	755,492	699,074	585,335	740,633	680,513	676,295	650,125	578,660	667,324	636,109	626,121	633,304	598,297	569,862	545,823	511,346	$ 500,000
FTSE EPRA Nareit Developed Index Net TRI
Account Value [Line Items]
Account Value	12,467	13,805	11,894	12,191	12,351	10,713	11,377	11,350	11,262	10,540	11,920	14,440	15,033	13,646	13,771	12,614	11,923	10,526	10,311	9,368	13,107	12,882	12,312	12,321	10,752	11,400	11,434	10,877	11,394	10,998	10,823	10,538	10,324		10,936	10,801	10,440	9,921	9,522	9,680	10,397	10,000
FTSE EPRA Nareit Developed Index Net TRI
Account Value [Line Items]
Account Value	12,467	13,805	11,894	12,191	12,351	10,713	11,377	11,350	11,262	10,540	11,920	14,440	15,033	13,646	13,771	12,614	11,923	10,526	10,311	9,368	13,107	12,882	12,312	12,321	10,752	11,400	11,434	10,877	11,394	10,998	10,823	10,538	10,324		$ 10,936	$ 10,801	$ 10,440	$ 9,921	$ 9,522	$ 9,680	$ 10,397	$ 10,000
FTSE EPRA Nareit Developed Index Net TRI
Account Value [Line Items]
Account Value	$ 618,250	$ 684,601	$ 589,837	$ 604,548	$ 612,512	$ 531,256	$ 564,207	$ 562,834	$ 558,484	$ 522,670	$ 591,143	$ 716,079	$ 745,528	$ 676,740	$ 682,905	$ 625,531	$ 591,255	$ 522,016	$ 511,342	$ 464,564	$ 650,009	$ 638,842	$ 610,568	$ 610,989	$ 533,189	$ 565,359	$ 567,040	$ 539,423	$ 565,022	$ 545,403	$ 536,746	$ 522,567	$ 511,980	$ 500,000